Investment Portfolio	as of June 30, 2021 (Unaudited)
DWS Capital Growth Fund
	Shares	Value ($)

Common Stocks 99.3%
Communication Services 13.4%
Entertainment 5.4%
Activision Blizzard, Inc.	253,008	24,147,084
Live Nation Entertainment, Inc.*	167,077	14,634,274
Netflix, Inc.*	49,472	26,131,605
Roku, Inc.*	32,948	15,131,369
Spotify Technology SA*	90,617	24,973,139
Walt Disney Co.*	105,019	18,459,190
		123,476,661
Interactive Media & Services 6.9%
Alphabet, Inc. "A"*	21,284	51,971,058
Alphabet, Inc. "C"*	22,927	57,462,399
Facebook, Inc. "A"*	73,054	25,401,606
Match Group, Inc.*	149,144	24,049,470
		158,884,533
Wireless Telecommunication Services 1.1%
T-Mobile U.S., Inc.*	170,022	24,624,286
Consumer Discretionary 14.8%
Diversified Consumer Services 1.4%
Chegg, Inc.*	152,021	12,634,465
Terminix Global Holdings, Inc.*	416,274	19,860,433
		32,494,898
Hotels, Restaurants & Leisure 1.7%
Airbnb, Inc. "A"*	11,857	1,815,781
DraftKings, Inc. "A"* (a)	119,122	6,214,595
McDonald's Corp.	95,157	21,980,315
Planet Fitness, Inc. "A"*	124,193	9,345,523
		39,356,214
Internet & Direct Marketing Retail 5.3%
Amazon.com, Inc.*	35,200	121,093,632
Multiline Retail 0.5%
Dollar General Corp.	55,446	11,997,960
Specialty Retail 4.1%
Burlington Stores, Inc.*	70,421	22,674,858
CarMax, Inc.*	173,791	22,445,108
Home Depot, Inc.	154,827	49,372,782
		94,492,748
Textiles, Apparel & Luxury Goods 1.8%
Lululemon Athletica, Inc.*	65,725	23,987,653
NIKE, Inc. "B"	104,794	16,189,625
		40,177,278

Consumer Staples 2.6%
Food & Staples Retailing 1.0%
Costco Wholesale Corp.	59,910	23,704,589
Food Products 0.9%
Mondelez International, Inc. "A"	339,850	21,220,234
Personal Products 0.7%
Estee Lauder Companies, Inc. "A"	48,485	15,422,109
Financials 4.2%
Capital Markets 1.3%
Intercontinental Exchange, Inc.	259,087	30,753,627
Consumer Finance 0.6%
American Express Co.	81,005	13,384,456
Insurance 2.3%
Progressive Corp.	530,378	52,088,423
Health Care 10.3%
Biotechnology 0.5%
Exact Sciences Corp.*	97,341	12,100,460
Health Care Equipment & Supplies 4.7%
Danaher Corp.	149,655	40,161,416
DexCom, Inc.*	80,354	34,311,158
Hologic, Inc.*	369,841	24,675,791
The Cooper Companies, Inc.	22,752	9,015,935
		108,164,300
Life Sciences Tools & Services 3.9%
Charles River Laboratories International, Inc.*	58,691	21,710,974
Thermo Fisher Scientific, Inc.	133,091	67,140,417
		88,851,391
Pharmaceuticals 1.2%
Zoetis, Inc.	148,880	27,745,277
Industrials 8.5%
Aerospace & Defense 0.3%
TransDigm Group, Inc.*	12,918	8,361,692
Building Products 0.6%
Trex Co., Inc.* (a)	127,471	13,028,811
Electrical Equipment 2.6%
AMETEK, Inc.	243,337	32,485,489
Generac Holdings, Inc.*	63,511	26,366,592
		58,852,081
Industrial Conglomerates 1.2%
Roper Technologies, Inc.	57,084	26,840,897
Machinery 0.3%
Deere & Co.	17,552	6,190,766

Professional Services 2.4%
TransUnion	315,422	34,636,490
Verisk Analytics, Inc.	117,023	20,446,259
		55,082,749
Road & Rail 1.1%
Norfolk Southern Corp.	54,372	14,430,872
Uber Technologies, Inc.*	227,515	11,403,052
		25,833,924
Information Technology 42.6%
IT Services 7.9%
Fiserv, Inc.*	262,850	28,096,037
Global Payments, Inc.	154,135	28,906,478
PayPal Holdings, Inc.*	59,040	17,208,979
Snowflake, Inc. "A"*	2,582	624,328
Twilio, Inc. "A"*	79,869	31,481,165
Visa, Inc. "A" (a)	314,059	73,433,275
		179,750,262
Semiconductors & Semiconductor Equipment 6.1%
Advanced Micro Devices, Inc.*	226,345	21,260,586
Analog Devices, Inc.	109,043	18,772,843
Applied Materials, Inc.	189,431	26,974,974
MKS Instruments, Inc.	63,167	11,240,568
NVIDIA Corp.	76,538	61,238,054
		139,487,025
Software 20.2%
Adobe, Inc.*	84,779	49,649,974
Alteryx, Inc. "A"*	49,819	4,285,430
Avalara, Inc.*	82,658	13,374,064
Cloudflare, Inc. "A"*	146,127	15,466,082
DocuSign, Inc.*	81,693	22,838,912
Dynatrace, Inc.*	247,506	14,459,300
Intuit, Inc.	56,853	27,867,635
Microsoft Corp.	776,502	210,354,392
RingCentral, Inc. "A"*	33,487	9,730,652
salesforce.com, Inc.*	135,600	33,123,012
ServiceNow, Inc.*	61,778	33,950,100
Synopsys, Inc.*	102,649	28,309,568
		463,409,121
Technology Hardware, Storage & Peripherals 8.4%
Apple, Inc.	1,406,171	192,589,180
Materials 1.2%
Chemicals 0.7%
Ecolab, Inc.	75,435	15,537,347
Construction Materials 0.5%
Vulcan Materials Co.	71,465	12,439,913

Real Estate 1.7%
Equity Real Estate Investment Trusts (REITs)
Equinix, Inc.	25,556	20,511,246
Prologis, Inc.	143,563	17,160,085
		37,671,331
Total Common Stocks (Cost $784,046,408)		2,275,108,175

Securities Lending Collateral 1.2%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.01% (b) (c) (Cost $27,584,817)	27,584,817	27,584,817

Cash Equivalents 0.8%
DWS Central Cash Management Government Fund, 0.02% (b) (Cost $18,373,916)	18,373,916	18,373,916

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $830,005,141)	101.3	2,321,066,908
Other Assets and Liabilities, Net	(1.3)	(29,663,994)
Net Assets	100.0	2,291,402,914
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended June 30, 2021 are as follows:
Value ($) at 9/30/2020	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 6/30/2021	Value ($) at 6/30/2021
Securities Lending Collateral 1.2%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.01% (b) (c)
119,204,153	—	91,619,336 (d)	—	—	39,724	—	27,584,817	27,584,817
Cash Equivalents 0.8%
DWS Central Cash Management Government Fund, 0.02% (b)
16,608,403	142,268,109	140,502,596	—	—	5,005	—	18,373,916	18,373,916
135,812,556	142,268,109	232,121,932	—	—	44,729	—	45,958,733	45,958,733
*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at June 30, 2021 amounted to $26,844,633, which is 1.2% of net assets.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended June 30, 2021.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2021 in valuing the Fund’s investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$2,275,108,175	$—	$—	$2,275,108,175
Short-Term Investments (a)	45,958,733	—	—	45,958,733
Total	$2,321,066,908	$—	$—	$2,321,066,908
(a)	See Investment Portfolio for additional detailed categorizations.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DCGF-PH3
R-080548-1 (1/23)